Analysis of performance by segment - Segment results (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Other income and expenditure
Interest payable on core structural borrowings		£ (226)	£ (189)
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		2,024	1,669
Short-term fluctuations in investment returns on shareholder-backed business		(1,124)	9
Amortisation of acquisition accounting adjustments		(17)	(22)
Gain (loss) on disposal of businesses and corporate transactions		13	(57)
Profit from continuing operations before tax attributable to shareholders		896	1,599
Tax charge attributable to shareholders' returns		(1)	(326)
Profit from continuing operations for the period		895	1,273
Profit from discontinued operations for the period, net of related tax	[1]	645	83
Profit for the period		1,540	1,356
Attributable to:
Equity holders of the Company from continuing operations		890	1,272
Equity holders of the Company from discontinued operations		645	83
Non-controlling interests from continuing operations		£ 5	£ 1
Basic earnings per share
Based on adjusted IFRS operating profit based on longer-term investment returns, net of tax, from continuing operations		£ 0.653	£ 0.537
Based on profit for the period from continuing operations		0.344	0.495
Based on profit for the period from discontinued operations	[1]	£ 0.250	£ 0.032
Subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019
Other income and expenditure
Interest payable on core structural borrowings		£ (85)	£ (35)
Operating segments | US and Asia
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		2,413	2,018
Operating segments | Asia
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		1,198	1,016
Short-term fluctuations in investment returns on shareholder-backed business		420	(326)
Profit from continuing operations before tax attributable to shareholders		1,825	678
Tax charge attributable to shareholders' returns		(188)	(139)
Operating segments | Asia insurance operations
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		1,095	927
Operating segments | Asia asset management
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		103	89
Operating segments | US
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		1,215	1,002
Short-term fluctuations in investment returns on shareholder-backed business		(1,521)	244
Profit from continuing operations before tax attributable to shareholders		(321)	1,186
Tax charge attributable to shareholders' returns		111	(216)
Operating segments | Jackson (US insurance operations)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		1,203	1,001
Short-term fluctuations in investment returns on shareholder-backed business		(1,521)	244
Operating segments | Asset management (US)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns from continuing operations		12	1
Operating profit reconciling items
Other income and expenditure
Investment return and other income		24	33
Interest payable on core structural borrowings		(226)	(189)
Corporate expenditure		(164)	(173)
Total other income and expenditure		(366)	(329)
Restructuring costs		(23)	£ (20)
Operating profit reconciling items | Subordinated debt capable of being substituted to M&GPrudential as at 30 Jun 2019
Other income and expenditure
Interest payable on core structural borrowings		£ (85)

[1]	Profit from discontinued operations represents the post-tax profit contributed by the UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of profit for the period for the discontinued UK and Europe operations is included in note D2.1).The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).